Intangible Assets, Net (Details) - Schedule of Acquired Intangible Asset	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Finite-Lived Intangible Assets, Net [Abstract]
Copyrights	¥ 3,731,250	$ 526,812	¥ 8,955,000
Non-compete agreements	42,200,000	5,958,180	42,200,000
Subtotal	45,931,250	6,484,992	51,155,000
Less: accumulated amortization	(45,931,250)	(6,484,992)	(44,438,750)
Intangible assets, net			¥ 6,716,250